Inventories - Summary of Inventories (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Classes of current inventories [abstract]
Concentrate	$ 148,270	$ 48,504
Ore stockpiles	27,911	44,846
Materials and supplies	185,797	180,038
Provision against carrying value of materials and supplies	(71,961)	(75,426)
Inventories	290,017	197,962
Ore stockpiles	60,711	37,557
Inventories	$ 60,711	$ 37,557